Reinsurance (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			46 Months Ended
	Jun. 30, 2017 USD ($)	Feb. 28, 2015 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Counterparty	Dec. 31, 2017 USD ($) Counterparty	Dec. 31, 2016 USD ($) Counterparty	Dec. 31, 2018 USD ($)
Reinsurance Retention Policy
Retention amount							$ 700	$ 1,500
Ceded written premiums			$ 24,632	$ 26,674	$ 50,737	$ 40,436	82,949	46,951	$ 29,636
Prepaid reinsurance premium			$ 22,467		$ 22,467		$ 18,284	$ 3,175		$ 18,284
Number of Company's largest reinsurers | Counterparty							3	3	3
Reinsurance premiums ceded							$ 67,862	$ 45,416	$ 28,994
Percentage of reinsurance premiums ceded on total premium							24.00%	20.80%	19.50%
Percentage of reinsurance recoverable on paid and unpaid losses on total balance							23.00%	26.70%
Non-earthquake events
Reinsurance Retention Policy
Retention amount		$ 15,000								$ 5,000
Non-earthquake events | Losses between $230 million and $351 million
Reinsurance Retention Policy
Percentage of losses retains							54.55%			54.55%
Non-earthquake events | Losses between $351 million and $501 million
Reinsurance Retention Policy
Percentage of losses retains							30.00%			30.00%
Non-earthquake events | Maximum
Reinsurance Retention Policy
XOL coverage							$ 625,000	$ 550,000		$ 625,000
Earthquake events
Reinsurance Retention Policy
Retention amount							5,000	15,000
Earthquake events | Maximum
Reinsurance Retention Policy
XOL coverage							825,000	750,000		825,000
Texas Homeowners
Reinsurance Retention Policy
Ceded written premiums							24,900	2,400	$ 2,300
Torrey Pines Re Ltd. ("TPRe") | Catastrophe
Reinsurance Retention Policy
Notes issued for reinsurance coverage	$ 166,000
Reinsurance premiums ceded							7,500
Duration of reinsurance coverage	3 years
First largest insurer
Reinsurance Retention Policy
Reinsurance premiums ceded							7,500	4,000	2,300
Reinsurance recoverables on paid and unpaid losses							1,800	1,900		1,800
Second largest insurer
Reinsurance Retention Policy
Reinsurance premiums ceded							7,200	3,400	1,800
Reinsurance recoverables on paid and unpaid losses							800	1,100		800
Third largest insurer
Reinsurance Retention Policy
Reinsurance premiums ceded							5,200	2,400	$ 1,700
Reinsurance recoverables on paid and unpaid losses							$ 800	$ 800		$ 800